Vericimetry Funds
790 E Colorado Blvd., 9th Floor
Pasadena, CA 91101

January 29, 2015

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Vericimetry Funds (“Trust”), File Nos. 333-175410 and 811-22578

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 5, which was filed with the Commission on January 28, 2015 and (ii) that Post-Effective Amendment No. 5 has been filed electronically with the Commission.

Very truly yours,

/s/ Glenn S. Freed
Glenn S. Freed
President